9. Share Capital (Details) (USD $)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrants A
Number of warrants	116,760	116,760
Exercise Price	$ 0.86
Expiry	no expiry date
Warrants B
Number of warrants	1,209,675	1,209,675
Exercise Price	$ 4.25
Expiry	January 2019
Warrants C
Number of warrants	100,000	100,000
Exercise Price	$ 4.0
Expiry	Jul-16
Warrants D
Number of warrants	60,000	60,000
Exercise Price	$ 6.55
Expiry	Dec-15
Warrants E
Number of warrants	68,850	68,850
Exercise Price	$ 2.25
Expiry	Dec-18
Warrants F
Number of warrants	402,786	402,786
Exercise Price	$ 3.00
Expiry	Dec-18
Warrants G
Number of warrants	402,568	402,568
Exercise Price	$ 3.50
Expiry	Dec-18
Warrants H
Number of warrants	450,000	450,000
Exercise Price
Expiry	May-17